Accounts and notes receivable, net	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts and notes receivable, net	Accounts and notes receivable, net
Accounts and notes receivable, net consist of the following at year end:

	2023	2022
Receivables from franchisees	$42,630	$33,323
Debit and credit card receivables	61,178	53,062
Delivery Sales Receivables	35,376	29,177
Meal voucher receivables	9,877	8,609
Notes receivable	249	562
Allowance for doubtful accounts	(1,330)	(460)
	$147,980	$124,273